Note 10 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Short-Term Debt [Table Text Block]
	2023	2022
Securities sold under agreements to repurchase	$158,086	$127,574
Federal funds purchased	-	-
Federal Home Loan Bank short-term advances	-	-
Total short-term borrowings	$158,086	$127,574
	Average Balances		Cost of Funds
	2023	2022	2023	2022
Securities sold under agreements to repurchase	$144,729	$113,893	3.76%	1.06%
Federal funds purchased	826	779	5.34%	2.70%
Federal Home Loan Bank short-term advances	1,940	7,111	4.76%	1.50%
Total short-term borrowings	$147,495	$121,783	3.78%	1.10%